UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square. Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2011

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2010, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

SEMI-ANNUAL REPORT 2011

November 30, 2011

1

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for the six-month period ended November 30, 2011.

Net assets stood at $1,154,974,587 as of November 30, 2011. We believe the positive effects of the Fund’s investments assist low- and moderate-income families throughout the nation. As of November 30, 2011, investments in the Fund helped finance approximately 175,000 affordable rental housing units; 8,500 mortgages for low- and moderate income families; $28 million in affordable healthcare facilities; $155 million in economic development programs including environmental sustainability, childcare services and neighborhood revitalization programs; $120 million in job creation and job training programs; and $385 million toward statewide home ownership and down payment assistance programs throughout the United States.

We believe the positive effects of the Fund’s investments, along with the Fund’s disciplined investment and research approach, contributed to our depository shareholders continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.1

Sincerely,

John Taylor
Chairman, Board of Trustees

1
CRA exams conducted by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency and the Board of Governors of the Federal Reserve System. These regulators have not approved or disapproved of the Fund.

2	The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3

Fund Profile	4

Expenses	5

Schedule of Investments	6

Statement of Assets and Liabilities	19

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	26

3

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2011, the CRA Share class delivered total returns of 3.43%, the Institutional Share Class delivered total returns of 3.66% and the Retail Share Class delivered total returns of 3.48%. For the same period, the Barclays Capital US Aggregate Bond Index had a return of 3.54%.

The yield curve flattened during the six-month period ended November 30, 2011. The 10-year Treasury yield declined from 3.06% to 2.07% while the 2-year note declined from 0.47% to 0.25%.

The Federal Reserve left its targeted lending rate at 0% to 0.25%, where it has been since December 2008. Economic activity continued to pick up slightly toward the end of this six-month period, however joblessness – although decreasing – remains a concern. Even as the U.S. economy has shown glimpses of sustained growth, international uncertainty is likely to pose significant risk to its nascent recovery.

Headline risk continues to be the primary driver of returns given wavering investor confidence. This led Treasuries to garner the highest returns over the six-month period returning 6%, as investors sought out safer assets.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

As of December 31, 2011, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 30, 1999) returns were 6.90%, 5.26%, 4.89% and 5.30%, respectively. The total annual CRA Share Class stated operating expenses were 0.96%. For the Institutional Share Class the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 7.38%, 5.68%, 5.10%, and 5.47% respectively. For the Retail Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 6.92%, 5.31%, 4.92% and 5.32%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 31, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class stated operating expenses were 0.51% and 0.86%, respectively. Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The CRA Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	The Community Reinvestment Act Qualified Investment Fund

Fund Profile November 30, 2011

Top Ten Holdings*
(% of Net Assets)

GNMA Single Family 4.500%, 08/20/41	2.94%
FNMA Single Family 5.000%, 07/01/40	2.34%
FNMA Single Family 4.500%, 08/01/40	2.18%
FNMA Single Family 6.000%, 09/01/38	2.07%
GNMA Single Family 5.000%, 06/20/40	2.00%
FNMA Single Family 5.500%, 11/01/38	1.35%
FNMA Multifamily 2.840%, 09/01/17	1.23%
FNMA Multifamily 2.770%, 11/01/17	1.13%
Utah Housing Corp., Ser B-1-CL 0.150%, 07/01/39	1.08%
FNMA Multifamily 4.000%, 07/01/21	1.07%
17.39%

Asset Allocation
(% of Net Assets)

Certificates of Deposit	0.04%
Corporate Bonds	0.58%
FGLMC Single Family	3.41%
FHA Project Loan	1.42%
FNMA Multifamily	22.85%
FNMA Single Family	18.07%
GNMA Multifamily	19.65%
GNMA Single Family	14.54%
HUD	0.28%
Miscellaneous Investment	0.44%
Money Market Fund	2.76%
Municipal Bond	16.60%
Small Business Administration	2.66%
Small Business Administration Participation Certificate	0.00%
Liabilities in Excess of Other Assets	(3.30)%
100.00%

*	Excludes Short-Term Investments

(Unaudited)	5

Expenses November 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2011 and held for the six-month period ended November 30, 2011.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 Through November 30, 2011
Actual	CRA Shares	$1000.00	$1,034.30	$4.78
	Institutional Shares	1000.00	1,036.60	2.49
	Retail Shares	1000.00	1,034.80	4.27
Hypothetical	CRA Shares	$1000.00	$1,020.30	$4.75
(5% return	Institutional Shares	1000.00	1,022.55	2.48
before expenses)	Retail Shares	1000.00	1,020.80	4.24

* Expenses are equal to the annualized expense ratios of 0.94% , 0.49% , and 0.84% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.43%, 3.66% and 3.48% for the period June 1, 2011 to November 30, 2011 for CRA Shares, Institutional Shares and Retail Shares, respectively.

6	The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments November 30, 2011

	Principal Amount	Value
CORPORATE BONDS - 0.58%
Salvation Army
5.44%, 09/01/2015	$370,000	$413,638
5.50%, 09/01/2018	1,375,000	1,555,881
5.64%, 09/01/2026	4,400,000	4,755,124
TOTAL CORPORATE BONDS (Cost $6,129,510)		6,724,643

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 82.88%
FGLMC Single Family - 3.41%
Pool Q04534, 3.50%, 11/01/2041	1,884,373	1,920,252
Pool Q04872, 3.50%, 11/01/2041	1,044,900	1,064,795
Pool A95574, 4.00%, 12/01/2040	942,793	985,366
Pool A97097, 4.00%, 02/01/2041	1,442,536	1,502,942
Pool A97712, 4.00%, 03/01/2041	947,003	986,807
Pool Q03658, 4.00%, 10/01/2041	1,277,917	1,331,629
Pool Q04226, 4.00%, 10/01/2041	1,342,758	1,399,196
Pool A91363, 4.50%, 03/01/2040	1,182,144	1,246,476
Pool A91756, 4.50%, 03/01/2040	852,985	903,642
Pool A92905, 4.50%, 06/01/2040	738,477	782,334
Pool A93467, 4.50%, 08/01/2040	707,811	750,311
Pool Q01597, 4.50%, 05/01/2041	1,084,748	1,142,848
Pool Q02377, 4.50%, 07/01/2041	820,226	867,554
Pool A68734, 5.00%, 07/01/2037	393,972	421,577
Pool A78734, 5.00%, 06/01/2038	1,095,713	1,172,829
Pool A91364, 5.00%, 03/01/2040	1,275,824	1,373,072
Pool A91757, 5.00%, 04/01/2040	1,168,656	1,250,723
Pool A92906, 5.00%, 07/01/2040	970,278	1,047,783
Pool A56707, 5.50%, 01/01/2037	327,015	353,395
Pool A58653, 5.50%, 03/01/2037	1,062,375	1,154,716
Pool A59858, 5.50%, 04/01/2037	95,274	103,853
Pool A60749, 5.50%, 05/01/2037	299,885	326,888
Pool A66019, 5.50%, 08/01/2037	913,451	992,848
Pool A68746, 5.50%, 10/01/2037	777,379	840,090
Pool A69361, 5.50%, 11/01/2037	302,679	329,934
Pool A76192, 5.50%, 04/01/2038	601,129	651,219
Pool A76444, 5.50%, 04/01/2038	807,099	879,774
Pool A78742, 5.50%, 06/01/2038	3,845,460	4,154,470
Pool A83074, 5.50%, 11/01/2038	462,603	504,258
Pool A84142, 5.50%, 01/01/2039	423,452	460,258
Pool G06072, 6.00%, 06/01/2038	3,856,371	4,230,129
Pool G06073, 6.50%, 10/01/2037	3,808,420	4,288,723
		39,420,691
FHA Project Loan - 1.42%
023-98141, 6.00%, 03/01/2047 (a)	3,139,032	3,163,419
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,897,114	6,001,534
FHA Ridge, 6.45%, 01/01/2036 (a)	281,546	283,552
Pool Canton, 6.49%, 06/01/2046 (a)	4,783,055	4,957,942
034-35271, 6.95%, 11/01/2025 (a)	356,932	360,711
034-35272, 6.95%, 11/01/2025 (a)	353,759	357,504
Reilly 130, 7.43%, 08/25/2021 (a)	1,304,263	1,304,270
		16,428,932
FNMA Multifamily - 22.83%
Pool 469177, 0.62%, 09/01/2018 (b)	6,944,064	7,024,284
Pool 469489, 0.93%, 11/01/2018 (b)	2,000,000	2,017,159
Pool TBA, 2.56%, 01/01/2019 (a)	3,900,000	3,919,219
Pool 469239, 2.69%, 10/01/2018	11,984,584	12,209,131
Pool 466487, 2.77%, 11/01/2017	12,771,648	13,075,740
Pool 468194, 2.80%, 06/01/2016	7,944,655	8,329,823
Pool 466009, 2.84%, 09/01/2017	13,735,177	14,192,258

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool TBA, 3.42%, 01/01/2022 (a)	$5,000,000	$5,135,125
Pool 469176, 3.62%, 09/01/2021	1,997,812	2,099,849
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,240,545
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,634,141
Pool TBA, 3.67%, 12/01/2021 (a)	1,904,000	1,998,684
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,654,059
Pool 466544, 3.79%, 11/01/2020	1,036,250	1,103,888
Pool 469075, 3.82%, 09/01/2021	747,752	809,624
Pool 469548, 3.90%, 11/01/2021 (a)	1,761,077	1,881,473
Pool 468980, 3.95%, 09/01/2021	798,248	857,419
Pool 468648, 4.00%, 07/01/2021	11,853,789	12,341,584
Pool 467985, 4.08%, 05/01/2018	1,889,523	2,056,434
Pool 465585, 4.10%, 07/01/2020	1,672,445	1,814,890
Pool 466934, 4.10%, 01/01/2021	1,191,370	1,292,463
Pool 468317, 4.10%, 06/01/2021	4,979,565	5,398,122
Pool 468410, 4.13%, 06/01/2021	373,204	405,525
Pool 466913, 4.18%, 06/01/2020	995,147	1,086,067
Pool 465435, 4.22%, 07/01/2020	1,491,371	1,629,227
Pool 467899, 4.23%, 04/01/2021	1,759,275	1,922,689
Pool 467226, 4.24%, 04/01/2021	1,563,273	1,710,133
Pool 469501, 4.28%, 11/01/2029	1,400,000	1,470,366
Pool 469502, 4.28%, 11/01/2029	1,245,000	1,307,576
Pool 463535, 4.30%, 10/01/2019	1,948,875	2,145,863
Pool 464907, 4.33%, 04/01/2020	4,112,245	4,514,426
Pool 467460, 4.33%, 04/01/2021	4,963,849	5,458,565
Pool 463712, 4.36%, 11/01/2019	2,461,911	2,705,593
Pool 464304, 4.36%, 01/01/2020	5,068,802	5,572,919
Pool 463873, 4.38%, 11/01/2019	452,028	496,546
Pool 464855, 4.38%, 04/01/2020	1,877,619	2,066,599
Pool 464772, 4.41%, 03/01/2020	2,896,867	3,194,345
Pool 463538, 4.42%, 09/01/2019	1,517,967	1,670,845
Pool 464223, 4.44%, 01/01/2020	797,553	880,350
Pool 464947, 4.44%, 04/01/2020	1,471,756	1,624,717
Pool 467315, 4.46%, 02/01/2021	9,908,785	10,973,166
Pool 464994, 4.51%, 05/01/2020	1,452,100	1,611,228
Pool 468947, 4.52%, 09/01/2026	2,944,358	3,237,962
Pool 467732, 4.57%, 04/01/2021	1,788,082	1,965,914
Pool 464725, 4.60%, 03/01/2020	642,583	715,620
Pool 465256, 4.65%, 06/01/2020	2,090,274	2,336,407
Pool 469625, 4.68%, 11/01/2041	2,550,000	2,773,027
Pool 464133, 4.85%, 01/01/2025	3,625,329	4,071,294
Pool 387659, 4.88%, 12/01/2015	877,645	964,350
Pool 387273, 4.89%, 02/01/2015	894,723	968,045
Pool 387560, 4.98%, 09/01/2015	453,253	495,411
Pool 387517, 5.02%, 08/01/2020	681,397	754,685
Pool 386980, 5.04%, 06/01/2014	1,155,394	1,235,609
Pool 463944, 5.06%, 12/01/2024	5,683,395	6,409,124
Pool 873236, 5.09%, 02/01/2016	550,051	605,735
Pool 466907, 5.13%, 03/01/2026	421,673	474,822
Pool 386104, 5.19%, 04/01/2021	214,243	233,280
Pool 387215, 5.19%, 01/01/2023	483,370	546,011
Pool 465394, 5.20%, 03/01/2026	567,471	650,825
Pool 385993, 5.23%, 04/01/2021	3,948,967	4,448,709
Pool 958128, 5.25%, 01/01/2019	508,056	577,929
Pool 463895, 5.25%, 10/01/2025	3,364,554	3,862,481
Pool 387349, 5.31%, 04/01/2020	1,383,120	1,555,582
Pool 958081, 5.36%, 01/01/2019	3,147,180	3,554,888
Pool 873470, 5.42%, 03/01/2016	1,612,705	1,778,299
Pool 464523, 5.51%, 07/01/2024	1,490,753	1,689,572
Pool 874487, 5.52%, 05/01/2025	1,547,095	1,751,037
Pool 463144, 5.54%, 08/01/2024	1,542,106	1,661,356

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 873550, 5.55%, 04/01/2024	$248,084	$282,576
Pool 463000, 5.58%, 08/01/2021	1,320,968	1,496,419
Pool 467505, 5.66%, 03/01/2023	866,075	984,472
Pool 873863, 5.69%, 05/01/2016	1,406,263	1,475,239
Pool 463507, 5.76%, 03/01/2027	3,587,893	4,075,029
Pool 464296, 5.86%, 01/01/2028	2,360,730	2,551,774
Pool 873731, 5.88%, 07/01/2023	1,315,857	1,515,579
Pool 465990, 5.94%, 07/01/2027	493,301	577,208
Pool 387005, 5.95%, 06/01/2022	381,899	419,133
Pool 873949, 5.95%, 09/01/2024	1,364,867	1,412,052
Pool 463657, 5.96%, 10/01/2027	1,187,180	1,340,402
Pool 463839, 5.96%, 11/01/2027	702,390	793,249
Pool 873706, 6.04%, 06/01/2016	318,185	319,168
Pool 958256, 6.09%, 12/01/2033	1,626,170	1,819,012
Pool 873679, 6.10%, 06/01/2024	830,072	959,331
Pool 467914, 6.10%, 04/01/2041	547,168	663,320
Pool 463997, 6.12%, 12/01/2027	998,944	1,135,131
Pool 958614, 6.22%, 04/01/2027	388,729	459,753
Pool 464836, 6.23%, 03/01/2028	2,641,417	3,002,652
Pool 465259, 6.29%, 04/01/2028	1,330,727	1,629,673
Pool 385229, 6.33%, 09/01/2017	1,177,128	1,320,538
Pool 465260, 6.33%, 06/01/2028	1,631,422	1,995,556
Pool 464254, 6.34%, 11/01/2027	2,609,070	2,981,720
Pool 464969, 6.34%, 04/01/2028	5,182,925	5,583,525
Pool 464890, 6.37%, 04/01/2028	1,512,036	1,723,977
Pool 874736, 6.43%, 10/01/2025	477,175	535,845
Pool 464632, 6.50%, 02/01/2028	511,202	532,219
Pool 465588, 6.55%, 07/01/2028	617,295	762,705
Pool 466756, 6.59%, 12/01/2028	1,874,511	2,255,105
Pool 464473, 6.60%, 02/01/2040	1,116,744	1,378,436
Pool 464573, 6.72%, 02/01/2040	2,777,340	3,230,923
Pool 466595, 6.78%, 11/01/2025	4,763,373	5,678,811
		263,741,165
FNMA Single Family - 18.07%
Pool AJ7661, 3.50%, 12/01/2041	2,139,844	2,184,599
Pool AA3490, 4.00%, 03/01/2039	292,335	304,941
Pool AA8598, 4.00%, 07/01/2039	448,233	469,594
Pool AC1837, 4.00%, 08/01/2039	557,521	583,742
Pool AC6309, 4.00%, 12/01/2039	757,607	790,279
Pool AE5434, 4.00%, 10/01/2040	2,607,652	2,720,107
Pool AE7634, 4.00%, 11/01/2040	1,129,695	1,178,413
Pool AE7705, 4.00%, 11/01/2040	1,751,260	1,826,783
Pool AE8205, 4.00%, 11/01/2040	1,322,523	1,379,556
Pool AE8779, 4.00%, 12/01/2040	1,198,023	1,249,688
Pool AE9905, 4.00%, 10/01/2040	896,911	935,590
Pool AH0540, 4.00%, 12/01/2040	733,233	764,854
Pool AH0915, 4.00%, 12/01/2040	1,397,470	1,457,736
Pool AH2978, 4.00%, 01/01/2041	1,411,556	1,472,430
Pool AH2979, 4.00%, 01/01/2041	439,248	460,181
Pool AH5274, 4.00%, 01/01/2041	1,568,148	1,635,774
Pool AH5643, 4.00%, 01/01/2041	2,240,277	2,345,640
Pool AH5665, 4.00%, 02/01/2041	1,556,626	1,629,836
Pool AH5670, 4.00%, 02/01/2041	3,207,587	3,348,420
Pool AH5671, 4.00%, 02/01/2041	1,927,697	2,012,335
Pool AH5672, 4.00%, 02/01/2041	1,515,303	1,581,834
Pool AH6770, 4.00%, 03/01/2041	1,594,453	1,664,459
Pool AH7282, 4.00%, 03/01/2041	995,487	1,039,195
Pool AH8877, 4.00%, 04/01/2041	1,426,902	1,494,903
Pool AI0124, 4.00%, 04/01/2041	1,381,415	1,442,068
Pool AI9871, 4.00%, 09/01/2041	3,334,133	3,480,522
Pool AJ3460, 4.00%, 09/01/2041	1,180,348	1,232,172

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool AJ4024, 4.00%, 10/01/2041	$4,333,112	$4,523,362
Pool AJ5285, 4.00%, 11/01/2041	4,990,777	5,209,903
Pool AJ7662, 4.00%, 12/01/2041	2,246,123	2,344,742
Pool AC4095, 4.50%, 09/01/2039	45,972	48,947
Pool 890226, 4.50%, 08/01/2040	23,790,628	25,163,384
Pool AD8493, 4.50%, 08/01/2040	2,227,226	2,371,350
Pool AE2970, 4.50%, 08/01/2040	376,632	398,649
Pool AE3014, 4.50%, 09/01/2040	1,104,986	1,169,584
Pool AE7635, 4.50%, 10/01/2040	902,105	954,841
Pool AH5644, 4.50%, 02/01/2041	710,991	756,999
Pool AH5666, 4.50%, 01/01/2041	673,573	717,160
Pool AH6769, 4.50%, 03/01/2041	5,788,040	6,126,408
Pool AH7512, 4.50%, 03/01/2041	1,587,582	1,690,314
Pool AH8880, 4.50%, 04/01/2041	1,763,788	1,881,230
Pool AH8881, 4.50%, 04/01/2041	2,796,209	2,977,151
Pool AI0125, 4.50%, 04/01/2041	3,191,696	3,378,283
Pool AI2268, 4.50%, 04/01/2041	2,172,552	2,299,559
Pool AI3491, 4.50%, 06/01/2041	4,920,701	5,208,365
Pool AI5362, 4.50%, 06/01/2041	3,830,043	4,053,946
Pool AI6148, 4.50%, 07/01/2041	1,824,015	1,930,647
Pool AI6155, 4.50%, 07/01/2041	3,239,195	3,428,558
Pool AI8166, 4.50%, 08/01/2041	2,852,420	3,019,172
Pool AI8167, 4.50%, 08/01/2041	3,265,750	3,456,665
Pool AI8446, 4.50%, 07/01/2041	1,468,573	1,554,425
Pool AI9872, 4.50%, 09/01/2041	2,616,311	2,769,260
Pool AJ4025, 4.50%, 10/01/2041	1,514,622	1,603,167
Pool 890230, 5.00%, 07/01/2040	25,110,907	27,013,242
Pool AD8500, 5.00%, 08/01/2040	2,432,892	2,618,455
Pool AH6772, 5.00%, 03/01/2041	1,038,536	1,128,782
Pool AH8879, 5.00%, 04/01/2041	1,763,436	1,909,510
Pool AI3492, 5.00%, 06/01/2041	1,822,297	1,964,135
Pool AI6154, 5.00%, 07/01/2041	1,359,991	1,472,645
Pool 890246, 5.50%, 11/01/2038	14,299,233	15,586,568
Pool 907769, 6.00%, 12/01/2036	308,777	344,602
Pool 946757, 6.00%, 08/01/2037	600,794	659,009
Pool 890247, 6.00%, 09/01/2038	21,675,277	23,867,520
Pool 886136, 6.50%, 07/01/2036	209,494	235,129
Pool 900106, 6.50%, 08/01/2036	289,714	326,704
Pool 900649, 6.50%, 09/01/2036	496,544	554,356
Pool 901391, 6.50%, 09/01/2036	395,854	441,943
Pool 947771, 6.50%, 09/01/2037	726,713	804,056
		208,648,378
GNMA Multifamily - 19.65%
Pool 2010-140 A, 1.74%, 02/16/2031	5,210,326	5,265,285
Pool 2010-102 AB, 1.85%, 07/16/2032	2,752,806	2,773,648
Pool 2009-115 AC, 2.02%, 09/16/2027	4,273,152	4,300,269
Pool 2010-83 A, 2.02%, 10/16/2050	1,832,402	1,845,289
Pool 2011-10 AB, 2.11%, 02/16/2029	1,747,982	1,771,610
Pool 2011-58 A, 2.19%, 10/16/2033	1,278,301	1,301,394
Pool 2011-16 A, 2.21%, 11/16/2034	1,667,894	1,697,781
Pool 2011-31 A, 2.21%, 12/16/2035	7,429,304	7,564,896
Pool 2010-97 A, 2.32%, 01/16/2032	1,442,625	1,470,579
Pool 2010-100 A, 2.35%, 06/16/2050	431,225	436,212
Pool 2011-42 AC, 2.41%, 05/16/2030	1,648,257	1,683,800
Pool 2011-109 A, 2.45%, 07/16/2032	5,554,990	5,682,160
Pool 2011-49 A, 2.45%, 07/16/2038	128,452	131,630
Pool 2011-78 AB, 2.45%, 02/16/2039	10,288,919	10,546,266
Pool 2011-161 B, 2.53%, 01/15/2019 (a)	4,950,000	4,972,423
Pool 2011-64 AD, 2.70%, 11/16/2038	1,237,527	1,275,523
Pool 2010-156 AC, 2.76%, 03/16/2039	6,200,000	6,411,327
Pool 2011-6 AC, 2.85%, 12/16/2037	6,500,000	6,784,505

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2010-71 AC, 2.99%, 03/16/2039	$275,468	$284,906
Pool 2011-27 B, 3.00%, 09/16/2034	3,645,000	3,826,955
Pool 2011-86 B, 3.00%, 02/16/2041	6,250,000	6,413,594
Pool 2011-143 A, 3.00%, 07/16/2043	8,188,826	8,543,484
Pool 2007-77 A, 3.18%, 02/16/2026	37,418	37,548
Pool 2011-109 AC, 3.25%, 04/16/2043	500,000	520,719
Pool 2010-36 AC, 3.36%, 09/16/2036	400,000	420,569
Pool 2009-19 AD, 3.39%, 11/16/2040	1,023,876	1,066,037
Pool 2009-63 A, 3.40%, 01/16/2038	2,636,210	2,750,722
Pool 2009-49 A, 3.44%, 06/16/2034	3,035,327	3,171,200
Pool 2010-72 B, 3.46%, 05/16/2036	375,000	394,690
Pool 2009-105 A, 3.46%, 12/16/2050	1,941,861	2,019,774
Pool 2009-60 A, 3.47%, 03/16/2035	3,166,405	3,311,793
Pool 2009-86 A, 3.54%, 09/16/2035	6,522,752	6,825,460
Pool TBA, 3.64%, 01/01/2047 (a)	1,395,000	1,457,956
Pool 2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,301,629
Pool 727996, 3.75%, 01/15/2046	5,027,811	5,269,306
Pool 727998, 3.75%, 01/15/2046	5,259,733	5,512,368
Pool 2006-39 A, 3.77%, 06/16/2025	92,078	92,036
Pool 2009-4 A, 3.81%, 11/16/2037	2,560,301	2,673,856
Pool TBA, 3.88%, 01/01/2050 (a)	2,153,000	2,287,302
Pool 2007-55 A, 3.91%, 08/16/2027	990,537	1,005,315
Pool TBA, 3.95%, 01/01/2042 (a)	1,999,200	2,146,729
Pool 767399, 4.00%, 09/15/2041	940,213	974,329
Pool 768249, 4.01%, 08/15/2052	2,587,500	2,659,124
Pool 2008-92 B, 4.04%, 05/16/2030	500,000	520,935
Pool 2006-66 A, 4.09%, 08/16/2030	399,210	400,378
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	267,102
Pool 2006-51 A, 4.25%, 10/16/2030	1,221,648	1,246,647
Pool TBA, 4.25%, 12/15/2046 (a)	6,985,000	7,634,221
Pool 2007-34 A, 4.27%, 11/16/2026	1,703,143	1,733,716
Pool 2008-80 B, 4.28%, 03/16/2033	2,156,982	2,194,156
Pool 2009-119 B, 4.29%, 02/16/2041	2,500,000	2,736,557
Pool 2009-3 B, 4.30%, 10/16/2037	750,000	821,386
Pool 2008-8 B, 4.38%, 03/16/2029 (b)	1,000,000	1,035,303
Pool 2008-22 B, 4.50%, 12/16/2038	1,500,000	1,576,434
Pool 2008-78 B, 4.52%, 06/16/2032	707,310	711,481
Pool 2008-28 B, 4.59%, 08/16/2034	1,588,000	1,683,974
Pool 749166, 4.64%, 04/15/2052	2,475,000	2,788,974
Pool 2005-34 B, 4.74%, 04/16/2029 (b)	287,169	289,354
Pool 2008-52 B, 4.75%, 10/16/2032	2,750,000	2,916,710
Pool 2008-14 B, 4.75%, 10/16/2042	1,807,792	1,956,072
Pool 747075, 4.75%, 10/15/2045	3,541,807	3,905,514
Pool 2008-86 B, 4.81%, 11/16/2031	570,000	617,808
Pool 686520, 4.93%, 10/15/2051	2,818,497	3,120,668
Pool 2007-69 B, 4.96%, 06/16/2030	1,350,000	1,402,446
Pool 749164, 4.98%, 06/15/2052	7,917,900	9,078,675
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	4,950,000	5,541,084
Pool 2007-75 B, 5.06%, 03/16/2036	1,000,000	1,070,350
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	100,000	114,849
Pool 2006-32 A, 5.08%, 01/16/2030	149,440	152,088
Pool 2005-87 B, 5.12%, 01/16/2028 (b)	54,824	54,956
Pool 712102, 5.15%, 11/15/2032	1,032,956	1,113,708
Pool 735993, 5.15%, 08/15/2051	2,750,000	3,169,328
Pool 2008-48 D, 5.24%, 10/16/2039 (b)	155,324	169,510
Pool 734979, 5.25%, 11/15/2051	1,155,000	1,339,786
Pool 699580, 5.25%, 03/15/2052	6,200,000	7,161,184
Pool 668966, 5.45%, 04/15/2044	1,476,370	1,604,328
Pool 640434, 5.46%, 03/15/2043	2,572,802	2,722,995
Pool 461918, 5.52%, 12/15/2037	4,157,362	4,272,353
Pool 2008-59 B, 5.55%, 10/16/2026 (b)	842,695	868,026

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool 715994, 5.63%, 10/15/2051	$3,723,700	$4,152,921
Pool 664652, 5.65%, 06/15/2042	2,336,101	2,458,086
Pool 650307, 5.75%, 03/15/2043	1,756,242	1,858,925
Pool 653889, 5.88%, 01/15/2043	181,879	192,525
Pool 637911, 6.00%, 07/15/2035	421,438	436,463
Pool 653914, 6.10%, 06/15/2043	1,879,649	2,001,423
Pool 667881, 6.14%, 02/15/2043	967,494	1,024,147
Pool 636413, 6.25%, 04/15/2036	726,010	754,099
Pool 669506, 6.27%, 03/15/2049	1,615,112	1,741,785
Pool 643896, 6.50%, 06/15/2049	1,330,112	1,421,159
Pool 645785, 6.75%, 02/15/2048	1,911,897	2,042,815
		226,959,402
GNMA Single Family - 14.54%
Pool 779912, 3.50%, 11/15/2041	1,173,606	1,219,489
Pool 737576, 4.00%, 11/15/2040	1,331,142	1,422,079
Pool 737712, 4.00%, 12/15/2040	3,028,338	3,235,218
Pool 737837, 4.00%, 01/15/2041	2,836,618	3,030,401
Pool 738629, 4.00%, 08/15/2041	4,119,194	4,400,595
Pool 738630, 4.00%, 08/15/2041	2,841,198	3,035,293
Pool 738735, 4.00%, 09/15/2041	4,926,989	5,263,574
Pool 738954, 4.00%, 11/15/2041	1,216,861	1,300,466
Pool G2 757173, 4.00%, 12/20/2040	1,118,149	1,190,874
Pool 759104, 4.00%, 01/15/2041	1,323,200	1,414,111
Pool 759191, 4.00%, 02/15/2041	1,002,019	1,070,785
Pool G2 759301, 4.00%, 02/20/2041	2,115,942	2,253,564
Pool G2 759436, 4.00%, 01/20/2041	2,315,259	2,465,122
Pool G2 759466, 4.00%, 01/20/2041	2,139,129	2,277,591
Pool G2 763042, 4.00%, 04/20/2041	1,211,737	1,290,170
Pool 770515, 4.00%, 08/15/2041	3,021,017	3,227,397
Pool 646730, 4.50%, 03/15/2039	186,088	202,982
Pool 646771, 4.50%, 04/15/2039	960,376	1,047,185
Pool 650967, 4.50%, 05/15/2039	1,090,893	1,189,500
Pool 658387, 4.50%, 06/15/2040	1,649,584	1,795,083
Pool 698160, 4.50%, 07/15/2040	1,288,711	1,402,380
Pool 714559, 4.50%, 06/15/2039	897,673	979,094
Pool 714594, 4.50%, 07/15/2039	499,527	544,679
Pool 716818, 4.50%, 04/15/2039	501,990	547,928
Pool 717198, 4.50%, 06/15/2039	1,065,248	1,161,536
Pool 720050, 4.50%, 06/15/2039	647,058	705,546
Pool 720208, 4.50%, 07/15/2039	1,333,922	1,456,372
Pool 720287, 4.50%, 08/15/2039	530,786	578,764
Pool 721694, 4.50%, 08/15/2040	1,438,837	1,565,747
Pool 726289, 4.50%, 09/15/2039	1,483,422	1,617,509
Pool 726402, 4.50%, 10/15/2039	612,007	667,518
Pool 728954, 4.50%, 12/15/2039	955,769	1,042,162
Pool 729017, 4.50%, 01/15/2040	1,454,723	1,583,034
Pool 736579, 4.50%, 02/15/2040	637,714	693,963
Pool 737051, 4.50%, 03/15/2040	1,056,850	1,152,710
Pool 737222, 4.50%, 05/15/2040	1,000,363	1,091,100
Pool 738152, 4.50%, 04/15/2041	1,830,935	1,992,430
Pool 738267, 4.50%, 05/15/2041	1,010,824	1,099,982
Pool 738397, 4.50%, 06/15/2041	3,003,154	3,268,041
Pool 748456, 4.50%, 08/15/2040	1,134,382	1,237,274
Pool 762882, 4.50%, 04/15/2041	1,232,033	1,343,783
Pool 763543, 4.50%, 05/15/2041	1,187,943	1,292,723
Pool 770396, 4.50%, 06/15/2041	1,063,275	1,157,059
Pool 783417, 4.50%, 08/20/2041	31,232,716	33,964,277
Pool 411105, 5.00%, 01/15/2039	1,287,065	1,421,633
Pool 439079, 5.00%, 02/15/2039	1,038,712	1,150,559
Pool 646728, 5.00%, 03/15/2039	643,930	709,646
Pool 646750, 5.00%, 04/15/2039	721,749	796,308

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 646777, 5.00%, 05/15/2039	$1,006,029	$1,114,357
Pool 658393, 5.00%, 06/15/2040	1,155,567	1,273,496
Pool 688624, 5.00%, 05/15/2038	532,242	588,347
Pool 716819, 5.00%, 04/15/2039	1,306,133	1,442,693
Pool 720052, 5.00%, 06/15/2039	831,680	918,635
Pool 720288, 5.00%, 08/15/2039	972,079	1,076,751
Pool 722944, 5.00%, 08/15/2039	739,932	819,607
Pool 723006, 5.00%, 10/15/2039	741,803	821,679
Pool 726290, 5.00%, 09/15/2039	2,550,415	2,823,605
Pool 726403, 5.00%, 10/15/2039	3,613,161	3,990,929
Pool 737055, 5.00%, 03/15/2040	1,088,733	1,199,842
Pool G2 783418, 5.00%, 06/20/2040	20,903,926	23,058,422
Pool G2 409120, 5.50%, 07/20/2038	1,362,930	1,518,153
Pool 411116, 5.50%, 01/15/2039	817,419	916,376
Pool 684677, 5.50%, 03/15/2038	1,068,412	1,195,083
Pool 684721, 5.50%, 03/15/2038	284,820	319,212
Pool 684802, 5.50%, 04/15/2038	729,610	817,937
Pool G2 684987, 5.50%, 03/20/2038	343,487	382,608
Pool 688625, 5.50%, 05/15/2038	438,324	491,771
Pool G2 688636, 5.50%, 05/20/2038	970,399	1,080,916
Pool G2 690973, 5.50%, 06/20/2038	757,326	843,577
Pool 690974, 5.50%, 06/15/2038	417,648	468,209
Pool 693574, 5.50%, 07/15/2038	631,926	706,848
Pool G2 700671, 5.50%, 10/20/2038	1,035,709	1,153,665
Pool 705998, 5.50%, 01/15/2039	259,715	291,643
Pool 684678, 6.00%, 03/15/2038	567,407	640,892
Pool G2 684988, 6.00%, 03/20/2038	385,738	434,731
Pool 688626, 6.00%, 05/15/2038	612,769	690,596
Pool 688629, 6.00%, 05/15/2038	113,339	128,371
Pool G2 688637, 6.00%, 05/20/2038	376,575	423,462
Pool G2 693900, 6.00%, 07/20/2038	306,902	346,648
Pool 696513, 6.00%, 08/15/2038	763,663	862,564
Pool G2 696843, 6.00%, 08/20/2038	492,868	558,239
Pool G2 698997, 6.00%, 09/20/2038	1,125,415	1,265,539
Pool 699255, 6.00%, 09/15/2038	1,559,230	1,761,164
Pool 705999, 6.00%, 01/15/2039	569,583	643,527
Pool G2 706407, 6.00%, 01/20/2039	493,261	557,143
Pool 582048, 6.50%, 01/15/2032	38,466	44,550
Pool G2 696844, 6.50%, 08/20/2038	335,452	379,210
Pool G2 698998, 6.50%, 09/20/2038	319,211	360,652
Pool G2 706408, 6.50%, 01/20/2039	744,528	842,115
Pool 530199, 7.00%, 03/20/2031	60,390	69,971
		167,878,971
HUD - 0.28%
Series 2011-A, 2.05%, 08/01/2019	2,000,000	1,985,944
Series 0614, 5.51%, 08/01/2020	1,000,000	1,176,602
Series 97-A, 7.13%, 08/01/2017	30,000	30,086
		3,192,632
Small Business Administration - 2.66%
Pool 507253, 0.50%, 05/25/2030 (b)	135,269	134,768
Pool 507766, 0.58%, 07/25/2031 (b)	145,486	145,322
Pool 508901, 0.60%, 07/25/2020 (b)	699,126	698,487
Pool 508206, 0.60%, 09/25/2032 (b)	127,098	127,068
Pool 508298, 0.60%, 01/25/2033 (b)	484,417	484,305
Pool 508506, 0.63%, 06/25/2033 (b)	1,531,850	1,533,074
Pool 508716, 0.82%, 06/25/2034 (b)	2,814,935	2,840,190
Pool 508890, 0.89%, 06/25/2020 (b)	2,968,002	2,987,749
Pool 3153295002, 1.13%, 07/24/2029 (b)	610,005	619,345
Pool 3169855009, 1.13%, 07/15/2031 (b)	109,934	111,981
Pool 3046316007, 1.13%, 12/03/2032 (b)	273,429	278,530
Pool 3954135000, 1.25%, 03/24/2017 (b)	73,061	73,442

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool 4334715001, 1.25%, 01/05/2020 (b)	$40,989	$41,638
Pool 4181175003, 1.25%, 08/26/2020 (b)	116,016	117,827
Pool 4320355010, 1.25%, 01/24/2021 (b)	302,104	306,890
Pool 4447885002, 1.25%, 02/15/2021 (b)	530,093	538,628
Pool 4394265010, 1.25%, 03/04/2021 (b)	963,338	978,434
Pool 3766345007, 1.25%, 09/17/2030 (b)	306,688	313,510
Pool 508969, 1.25%, 09/25/2035 (b)	3,950,051	4,051,567
Pool 4253715010, 1.25%, 10/08/2035 (b)	307,061	314,601
Pool 4503205003, 1.25%, 01/18/2036(b)	340,429	348,855
Pool 4488215007, 1.25%, 01/21/2036 (b)	516,020	528,791
Pool 508994, 1.25%, 01/25/2036 (b)	3,407,862	3,495,819
Pool 509084, 1.25%, 07/25/2036 (b)	4,154,031	4,261,953
Pool 509133, 1.25%, 09/25/2036 (b)	4,050,500	4,155,951
Pool 3111236004, 2.63%, 01/31/2015 (b)	38,923	39,842
Pool 2604556010, 3.58%, 02/15/2017 (b)	162,557	170,855
Pool 3887475007, 4.33%, 03/08/2020 (b)	168,660	184,834
Pool 3901715004, 5.09%, 02/16/2015 (b)	8,889	9,388
Pool 7530434005, 5.27%, 06/29/2024 (b)	93,232	98,043
Pool 3829225004, 6.08%, 02/11/2020	701,557	744,280
		30,735,967

Small Business Administration Participation Certificate - 0.02%
2008-20E, 5.49%, 05/01/2028	171,605	190,401
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $924,682,148)		957,196,539

MUNICIPAL BONDS - 16.60%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	505,400
3.85%, 10/01/2019	225,000	229,401
		734,801
California - 0.48%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,285,000	1,290,461
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	741,020
6.25%, 09/01/2017	250,000	286,738
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	560,000	572,354
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	505,640
Sacramento County Housing Authority
7.65%, 09/01/2015	435,000	435,753
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,821,584
		5,653,550
Colorado - 0.05%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	596,174	597,665

Connecticut - 0.06%
Connecticut Housing Finance Authority
5.83%, 11/15/2016	645,000	719,794

District of Columbia - 0.13%
District of Columbia
3.39%, 06/01/2014	1,350,000	1,362,717

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
District of Columbia Housing Finance Agency
7.00%, 05/20/2018	$150,000	$153,492
		1,516,209
Florida - 0.88%
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,117,850
Florida Housing Finance Corp.
4.75%, 07/01/2038 (b)	785,000	734,399
5.20%, 07/01/2028 (b)	1,705,000	1,753,200
6.85%, 04/01/2021	355,000	355,472
7.88%, 07/01/2015	215,000	217,180
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,000,000
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	785,000	801,461
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	255,000	260,781
		10,240,343
Idaho - 0.09%
Idaho Housing & Finance Association
6.00%, 07/01/2035	245,000	259,778
6.45%, 07/01/2035	735,000	791,272
		1,051,050
Illinois - 0.26%
Illinois Housing Development Authority
0.13%, 08/01/2034 (b) (c)	3,000,000	3,000,000

Indiana - 0.54%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	278,325
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	3,130,000	3,208,500
5.69%, 07/01/2037	875,000	876,400
5.90%, 01/01/2037	1,550,000	1,557,409
Tippecanoe Valley School Building Corp.
5.35%, 01/15/2026	350,000	385,476
		6,306,110
Kentucky - 0.61%
Kentucky Housing Corp.
0.45%, 07/01/2037 (b)	850,000	850,000
4.78%, 01/01/2015	500,000	543,395
5.17%, 01/01/2013	660,000	685,014
5.17%, 07/01/2013	990,000	1,040,284
5.75%, 07/01/2037	2,420,000	2,423,993
5.77%, 07/01/2037	1,110,000	1,112,819
5.81%, 07/01/2014	70,000	70,000
6.06%, 07/01/2036	340,000	351,587
		7,077,092
Louisiana - 0.04%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	460,000	470,479

Maine - 0.03%
Maine Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	310,527

Maryland - 0.29%
County of Montgomery Maryland
4.00%, 05/01/2016	1,175,000	1,299,644

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Maryland Community Development Administration
6.07%, 09/01/2037	$2,035,000	$2,096,233
		3,395,877
Massachusetts - 0.90%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	788,426
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,345,000	2,411,715
5.54%, 12/01/2025	2,495,000	2,537,240
5.55%, 06/01/2025	940,000	984,274
5.84%, 12/01/2036	1,000,000	1,075,390
5.96%, 06/01/2017	1,210,000	1,284,996
6.50%, 12/01/2039	1,230,000	1,273,911
		10,355,952
Minnesota - 0.14%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	310,000	310,530
5.85%, 07/01/2036	310,000	310,378
6.30%, 07/01/2023	940,000	987,780
		1,608,688
Missouri - 0.14%
Missouri State Housing Development Commission
4.15%, 09/25/2025	136,280	136,408
5.72%, 09/01/2025	735,000	735,647
5.82%, 03/01/2037	160,000	163,262
6.00%, 03/01/2025	385,000	385,581
		1,420,898
Nevada - 0.33%
Nevada Housing Division
0.15%, 04/15/2038 (b) (c)	3,700,000	3,700,000
0.30%, 10/15/2032 (b)	100,000	100,000
5.11%, 04/01/2017	20,000	20,490
		3,820,490
New Jersey - 0.36%
City of Elizabeth
7.18%, 08/01/2013	125,000	125,416
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	365,000	367,632
5.93%, 11/01/2028	1,625,000	1,708,736
6.13%, 11/01/2037	1,865,000	1,962,428
		4,164,212
New Mexico - 0.18%
New Mexico Mortgage Finance Authority
4.90%, 01/01/2012	175,000	175,336
4.90%, 07/01/2012	165,000	167,526
5.00%, 01/01/2013	165,000	167,524
5.00%, 07/01/2013	170,000	172,601
5.42%, 01/01/2016	200,000	214,566
5.68%, 09/01/2013	165,000	176,496
6.15%, 01/01/2038	1,000,000	1,014,830
		2,088,879
New York State - 3.56%
New York City Housing Development Corp.
0.17%, 12/01/2035 (b)	100,000	100,000
0.81%, 05/01/2013	1,600,000	1,602,240
2.30%, 05/01/2016	2,130,000	2,166,423
2.50%, 11/01/2016	2,160,000	2,200,932
2.79%, 05/01/2017	2,195,000	2,241,534
3.67%, 11/01/2015	805,000	849,299
4.97%, 05/01/2019	1,995,000	2,173,094
5.63%, 11/01/2024	7,500,000	8,025,750

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Housing Finance Agency
1.71%, 08/01/2015	$1,630,000	$1,621,834
1.91%, 02/01/2016	1,655,000	1,649,257
2.11%, 08/01/2016	1,665,000	1,658,773
2.31%, 02/01/2017	1,685,000	1,676,626
2.51%, 08/01/2017	1,710,000	1,700,920
2.71%, 02/01/2018	1,730,000	1,722,198
2.91%, 08/01/2018	1,750,000	1,741,705
3.11%, 02/01/2019	1,775,000	1,768,432
3.26%, 08/01/2019	1,805,000	1,798,051
3.43%, 02/01/2020	1,830,000	1,823,979
3.58%, 08/01/2020	640,000	637,824
4.90%, 08/15/2025 (c)	1,000,000	1,011,850
5.05%, 08/15/2039 (c)	1,445,000	1,413,268
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	962,070
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	505,125
		41,051,184
North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	431,811

Ohio - 0.02%
State of Ohio
7.75%, 12/01/2015	250,000	259,775

Oklahoma - 0.09%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	365,000	389,105
5.65%, 09/01/2026	680,000	715,306
		1,104,411
Oregon - 0.06%
City of Portland
4.62%, 06/15/2018	325,000	327,476
6.03%, 06/15/2018	250,000	287,255
		614,731
Pennsylvania - 0.93%
Commonwealth Financing Authority
4.97%, 06/01/2016	305,000	322,602
5.02%, 06/01/2016	5,310,000	5,936,580
5.13%, 06/01/2012	735,000	749,325
Pennsylvania Housing Finance Agency
0.10%, 10/01/2035 (b) (c)	3,000,000	3,000,000
5.72%, 10/01/2037	680,000	709,600
		10,718,107
Rhode Island - 0.05%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	602,876

South Carolina - 0.06%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	680,989

Texas - 0.54%
Texas Department of Housing & Community Affairs
0.19%, 07/15/2040 (b) (c)	1,500,000	1,500,000
0.22%, 09/01/2036 (b)	3,440,000	3,440,000
5.00%, 07/01/2034 (c)	1,320,000	1,321,135
		6,261,135

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Utah - 1.99%
Salt Lake City Utah
0.15%, 12/01/2021 (b)	$100,000	$100,000
Utah Housing Corp.
0.15%, 07/01/2039 (b) (c)	12,425,000	12,425,000
1.56%, 07/01/2020	2,760,000	2,772,172
5.11%, 07/01/2017	240,000	241,771
5.25%, 07/01/2035	1,000,000	1,015,080
5.26%, 07/20/2018	155,000	161,698
5.84%, 07/01/2034	115,000	118,016
5.88%, 07/01/2034	1,300,000	1,309,633
5.92%, 07/01/2034	1,130,000	1,135,910
6.01%, 07/01/2034	235,000	242,529
6.10%, 07/20/2028	1,235,000	1,300,393
6.12%, 01/01/2035	795,000	811,337
6.25%, 07/20/2018	480,000	483,797
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	586,058
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	109,479
4.40%, 05/01/2026	200,000	219,022
		23,031,895
Virginia - 3.25%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,403,100
4.84%, 12/01/2013	295,000	312,027
5.50%, 12/01/2020	500,000	522,340
5.50%, 06/25/2034	3,974,973	4,196,081
5.50%, 03/25/2036	3,321,146	3,472,673
5.70%, 11/01/2022	1,250,000	1,366,950
5.97%, 11/01/2024	1,405,000	1,535,328
6.25%, 11/01/2029	4,365,000	4,672,471
6.32%, 08/01/2019	1,755,000	2,011,476
West Virginia Housing Development Fund
0.99%, 11/01/2012	1,000,000	999,240
1.10%, 05/01/2013	1,240,000	1,239,219
2.71%, 11/01/2017	1,520,000	1,530,807
2.81%, 05/01/2018	1,900,000	1,916,891
2.91%, 11/01/2018	1,500,000	1,514,325
3.12%, 05/01/2019	2,015,000	2,038,535
3.22%, 11/01/2019	2,415,000	2,444,922
3.32%, 05/01/2020	1,510,000	1,528,618
3.42%, 11/01/2020	740,000	749,590
		37,454,593
Washington - 0.38%
King County Housing Authority
6.38%, 12/31/2046	3,470,000	3,644,680
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	721,658
		4,366,338
Wisconsin - 0.06%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	665,000	665,878

TOTAL MUNICIPAL BONDS (Cost $186,391,238)		191,776,339

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount/Shares	Value
MISCELLANEOUS INVESTMENTS - 0.44%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	$345,000	$323,517
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	97,907	98,579
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	4,466,630	4,636,500
		5,058,596
TOTAL MISCELLANEOUS INVESTMENTS (Cost $4,979,471)		5,058,596

CERTIFICATES OF DEPOSIT - 0.04%
Self Help Federal Credit Union
0.75%, 02/23/2012	250,000	250,000
0.75%, 05/30/2012	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $500,000)		500,000

SHORT-TERM INVESTMENT - 2.76%
Money Market Fund - 2.76%
Dreyfus Treasury Prime Cash Management, 3.80% (e)	31,838,115	31,838,115
TOTAL SHORT-TERM INVESTMENT (Cost $31,838,115)		31,838,115

Total Investments (Cost $1,154,520,482) - 103.30%		1,193,094,232
Liabilities in Excess of Other Assets, Net - (3.30)%		(38,119,645)
NET ASSETS - 100.00%		$1,154,974,587

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2011:

Cost of Investments	$1,154,520,482
Gross Unrealized Appreciation	40,052,943
Gross Unrealized Depreciation	(1,479,193)
Net Unrealized Appreciation	$38,573,750

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2011 is $47,862,064, which represents 4.14% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2011.

(c)	Security is subject to Alternative Minimum Tax.

(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2011, these securities amounted to $5,058,596, which represents 0.44% of total net assets.

(e)	The rate shown is the 7-day effective yield as of November 30, 2011.

FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Statement of Assets and Liabilities as of November 30, 2011

Assets:
Investments, at fair value (identified cost — $1,154,520,482)	$1,193,094,232
Cash	5,695
Receivables:
Interest	5,215,541
Capital shares sold	322,248
Prepaid expenses	177,460
Total Assets	$1,198,815,176

Liabilities:
Payables:
Investment securities purchased	$41,168,809
Distributions payable	1,503,961
Advisory fees due to Advisor	283,230
Distribution 12b-1 fees	212,142
Shareholder servicing fees	167,372
Capital shares redeemed	148,388
Administration fees	56,645
Officers' fees	43,181
Trustees' fees	16,771
Other accrued expenses	240,090
Total Liabilities	$43,840,589

Net Assets:	$1,154,974,587
Net Assets consist of:
Paid-In capital	$1,107,974,515
Distributions in excess of net investment income	(866,402)
Accumulated net realized gain on investments	9,292,724
Net unrealized appreciation on investments	38,573,750
Net Assets	$1,154,974,587
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 90,592,354 shares outstanding)	$1,006,962,179
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 10,772,666 shares outstanding)	$119,660,229
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 2,554,534 shares outstanding)	$28,352,179
Net Asset Value, offering and redemption price per share — CRA Shares	$11.12
Net Asset Value, offering and redemption price per share — Institutional Shares	$11.11
Net Asset Value, offering and redemption price per share — Retail Shares	$11.10

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the six-month period ended
November 30, 2011 (Unaudited)

Investment Income:
Interest	$20,809,212
Dividends	1,802
Total investment income	20,811,014

Expenses:
Investment advisory fees	1,678,730
Distribution fees — CRA Shares	1,223,552
Distribution fees — Retail Shares	36,230
Special administrative services fees — CRA Shares	978,852
Shareholder servicing fees — Retail Shares	14,492
Accounting and administration fees	335,738
Professional fees	154,807
Trustees' fees	119,399
Insurance expense	73,929
Transfer agent fees	87,826
Custodian fees	68,767
Officers' fees	88,102
Registration and filing expenses	37,587
Printing fees	26,268
Other	65,754
Net expenses	4,990,033
Net investment income	15,820,981

Realized and unrealized gain on investments:
Net realized gain on investments	6,988,052
Net change in unrealized appreciation (depreciation) on investments	14,097,816
Net realized and unrealized gain on investments	21,085,868

Net increase in net assets resulting from operations:	$36,906,849

The accompanying notes are an integral part of the financial statements.

21

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2011 (Unaudited)	For the Fiscal Year Ended May 31, 2011
Operations:
Net investment income	$15,820,981	$32,164,578
Net realized gain on investments	6,988,052	11,777,081
Net change in unrealized appreciation (depreciation) on investments	14,097,816	(5,791,676)
Net increase in net assets resulting from operations	36,906,849	38,149,983
Distributions to shareholders from:
Net investment income
CRA Shares	(14,357,963)	(29,709,172)
Institutional Shares	(1,892,914)	(2,871,786)
Retail Shares	(436,498)	(873,380)
Total distributions	(16,687,375)	(33,454,338)
Capital share transactions:
CRA Shares
Shares sold	51,557,011	167,406,897
Shares reinvested	5,558,608	11,241,003
Shares redeemed	(27,956,830)	(39,096,518)
	29,158,789	139,551,382
Institutional Shares
Shares sold	24,269,346	51,203,267
Shares reinvested	1,637,094	2,482,432
Shares redeemed	(5,971,043)	(6,294,796)
	19,935,397	47,390,903
Retail Shares
Shares sold	5,100,637	10,491,340
Shares reinvested	366,055	724,375
Shares redeemed	(6,402,616)	(3,973,069)
	(935,924)	7,242,646
Increase in net assets from capital share transactions	48,158,262	194,184,931
Increase in net assets	68,377,736	198,880,576
Net Assets:
Beginning of period	1,086,596,851	887,716,275
End of period	$1,154,974,587	$1,086,596,851
Distributions in excess of net investment income	$(866,402)	$(8)

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2011 (Unaudited)	For the Fiscal Year Ended May 31, 2011

Share Transactions:
CRA Shares
Shares sold	4,642,758	15,340,951
Shares reinvested	503,131	1,034,374
Shares redeemed	(2,546,177)	(3,585,660)
Increase in shares	2,599,712	12,789,665
CRA Shares outstanding at beginning of period	87,992,642	75,202,977
CRA Shares at end of period	90,592,354	87,992,642
Institutional Shares
Shares sold	2,199,281	4,724,460
Shares reinvested	148,285	228,905
Shares redeemed	(540,061)	(583,439)
Increase in shares	1,807,505	4,369,926
Institutional Shares outstanding at beginning of period	8,965,161	4,595,235
Institutional Shares at end of period	10,772,666	8,965,161
Retail Shares
Shares sold	461,422	965,449
Shares reinvested	33,203	66,750
Shares redeemed	(576,961)	(367,056)
Increase/(decrease) in shares	(82,336)	665,143
Retail Shares outstanding at beginning of period	2,636,870	1,971,727
Retail Shares at end of period	2,554,534	2,636,870

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights—Per share data (for a share outstanding throughout each period)

	CRA Shares
	For the Six-Month Period Ended 11/30/11 (Unaudited)		For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Fiscal Year Ended May 31, 2007
Net Asset Value, Beginning of Period	$10.91		$10.86	$10.63	$10.41	$10.34	$10.21
Investment Operations:
Net Investment Income(a)	0.15		0.34	0.40	0.43	0.45	0.46
Net realized and unrealized gain on investments(a)	0.22		0.06	0.23	0.22	0.08	0.13
Total from investment operations	0.37		0.40	0.63	0.65	0.53	0.59
Distributions from:
Net investment income	(0.16)		(0.35)	(0.40)	(0.43)	(0.46)	(0.46)
Total distributions	(0.16)		(0.35)	(0.40)	(0.43)	(0.46)	(0.46)
Net Asset Value, End of Period	$11.12		$10.91	$10.86	$10.63	$10.41	$10.34
Total Return(b)	3.43%		3.79%	6.01%	6.43%	5.14%	5.83%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,006,962		$960,112	$816,486	$788,455	$721,325	$740,569
Ratio of expenses to average net assets
Before fee waiver	0.94	%(c)	0.95%	0.95%	0.95%	0.98%	0.95%
After fee waiver	0.94	%(c)	0.95%	0.95%	0.95%	0.98%	0.95%
Ratio of net investment income to average net assets	2.79	%(c)	3.16%	3.70%	4.12%	4.32%	4.42%
Portfolio turnover rate	23	%(d)	40%	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period. (b) Returns are for the period indicated and have not been annualized.	(c) Annualized. (d) Not annualized.

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Institutional Shares (b)
	For the Six-Month Period Ended 11/30/11 (Unaudited)		For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Period	$10.90		$10.85	$10.62	$10.40	$10.33	$10.51
Investment Operations:
Net Investment Income(a)	0.18		0.39	0.45	0.48	0.49	0.12
Net realized and unrealized gain/(loss) on investments(a)	0.22		0.06	0.23	0.22	0.07	(0.18)
Total from investment operations	0.40		0.45	0.68	0.70	0.56	(0.06)
Distributions from:
Net investment income	(0.19)		(0.40)	(0.45)	(0.48)	(0.49)	(0.12)
Total distributions	(0.19)		(0.40)	(0.45)	(0.48)	(0.49)	(0.12)
Net Asset Value, End of Period	$11.11		$10.90	$10.85	$10.62	$10.40	$10.33
Total Return(c)	3.66%		4.25%	6.49%	6.92%	5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$119,660		$97,757	$49,854	$31,266	$11,888	$6,442
Ratio of expenses to average net assets
Before fee waiver	0.49	%(d)	0.51%	0.50%	0.50%	0.62%	0.63	%(d)
After fee waiver	0.49	%(d)	0.51%	0.50%	0.49%	0.62%	0.63	%(d)
Ratio of net investment income to average net assets	3.24	%(d)	3.60%	4.14%	4.56%	4.68%	4.77	%(d)
Portfolio turnover rate	23	%(e)	40%	31%	26%	34%	39	%(e)

(a) Based on the average daily number of shares outstanding during the period. (b) Class commenced operations on March 2, 2007. (c) Returns are for the period indicated and have not been annualized.	(d) Annualized. (e) Not annualized.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Retail Shares (b)
	For the Six-Month Period Ended 11/30/11 (Unaudited)		For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Period	$10.89		$10.84	$10.62	$10.40	$10.33	$10.51
Investment Operations:
Net Investment Income(a)	0.16		0.35	0.41	0.44	0.45	0.12
Net realized and unrealized gain (loss) on investments(a)	0.22		0.07	0.22	0.23	0.08	(0.18)
Total from investment operations	0.38		0.42	0.63	0.67	0.53	(0.06)
Distributions from:
Net investment income	(0.17)		(0.37)	(0.41)	(0.45)	(0.46)	(0.12)
Total distributions	(0.17)		(0.37)	(0.41)	(0.45)	(0.46)	(0.12)
Net Asset Value, End of Period	$11.10		$10.89	$10.84	$10.62	$10.40	$10.33
Total Return(c)	3.48%		3.90%	6.04%	6.56%	5.16%	(0.61)%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$28,352		$28,729	$21,376	$9,545	$1,088	$767
Ratio of expenses to average net assets
Before fee waiver	0.84	%(d)	0.85%	0.85%	0.85%	0.97%	1.00	%(d)
After fee waiver	0.84	%(d)	0.85%	0.85%	0.84%	0.97%	1.00	%(d)
Ratio of net investment income to average net assets	2.89	%(d)	3.26%	3.79%	4.20%	4.33%	4.51	%(d)
Portfolio turnover rate	23	%(e)	40%	31%	26%	34%	39	%(e)

(a) Based on the average daily number of shares outstanding during the period. (b) Class commenced operations on March 2, 2007. (c) Returns are for the period indicated and have not been annualized.	(d) Annualized. (e) Not annualized.

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements November 30, 2011

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. On a quarterly basis, the Board of Trustees ascertains that valuation policies and procedures were followed. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At November 30, 2011 the Fund held securities that were fair valued by the Advisor in accordance with procedures adopted by the Board of Trustees in the amount of $47,862,064.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

(Unaudited)	27

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,724,643	$—		$6,724,643
U.S. Government & Agency Obligations	—	909,334,475	47,862,064	*	957,196,539
Municipal Bonds	—	191,776,339	—		191,776,339
Miscellaneous Investments	—	5,058,596	—		5,058,596
Certificates of Deposit	—	500,000	—		500,000
Short-Term Investment	31,838,115	—	—		31,838,115
Total Investments in Securities	$31,838,115	$1,113,394,053	$47,862,064		$1,193,094,232

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

28	The Community Reinvestment Act Qualified Investment Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2011	$42,377,825
Accrued discounts/premiums	(3,014)
Realized gain/(loss)	(4,995)
Change in appreciation/(depreciation)	235,040
Purchases	5,668,383
Sales	(411,175)
Net transfer in and/or out of Level 3	—
Ending balance as of November 30, 2011	$47,862,064
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$411,451

For the period ended November 30, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended November 30, 2011, there were no transfers between Level 2 and Level 3 securities.

For the six-month period ended November 30, 2011, there have been no significant changes to the Fund’s fair value methodologies.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market

(Unaudited)	29

valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade

30	The Community Reinvestment Act Qualified Investment Fund

date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2011 were as follows:

	Shares	Amount
CRA Shares
Shares sold	4,642,758	$51,557,011
Shares reinvested	503,131	5,558,608
Shares redeemed	(2,546,177)	(27,956,830)
Net Increase	2,599,712	$29,158,789
Institutional Shares
Shares sold	2,199,281	$24,269,346
Shares reinvested	148,285	1,637,094
Shares redeemed	(540,061)	(5,971,043)
Net Increase	1,807,505	$19,935,397
Retail Shares
Shares sold	461,422	$5,100,637
Shares reinvested	33,203	366,055
Shares redeemed	(576,961)	(6,402,616)
Net Decrease	(82,336)	$(935,924)

(Unaudited)	31

Transactions in shares of the Fund for the fiscal year ended May 31, 2011 were as follows:

	Shares	Amount
CRA Shares
Shares sold	15,340,951	$167,406,897
Shares reinvested	1,034,374	11,241,003
Shares redeemed	(3,585,660)	(39,096,518)
Net Increase	12,789,665	$139,551,382
Institutional Shares
Shares sold	4,724,460	$51,203,267
Shares reinvested	228,905	2,482,432
Shares redeemed	(583,439)	(6,294,796)
Net Increase	4,369,926	$47,390,903
Retail Shares
Shares sold	965,449	$10,491,340
Shares reinvested	66,750	724,375
Shares redeemed	(367,056)	(3,973,069)
Net Increase	665,143	$7,242,646

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2011, were as follows:

Purchases:
U.S. Government	$241,542,237
Other	52,648,857
Sales and Maturities:
U.S. Government	$221,608,012
Other	22,376,007

At November 30, 2011, the cost of securities for income tax purposes and the gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Cost of Investments	$1,154,520,482
Gross unrealized appreciation	40,052,943
Gross unrealized depreciation	(1,479,193)
Net appreciation on investments	$38,573,750

32	The Community Reinvestment Act Qualified Investment Fund

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2011, the Advisor was entitled to receive advisory fees of $1,678,730.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2011, the Advisor was entitled to receive fees of $978,852 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2011, the Fund incurred distribution expenses of $1,223,552 and $36,230 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2012. For the six-month period ended November 30, 2011, the Fund incurred expenses under the Services Plan of $14,492.

The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2012 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2011.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

(Unaudited)	33

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2011, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Undistributed Accumulated Net Realized Gain
$1,345,885	$(1,345,885)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2011	Fiscal Year Ended May 31, 2010
Distributions declared from:
Ordinary income	$33,454,338	$32,206,040
Total Distributions	$33,454,338	$32,206,040

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,594,899
Undistributed long-term capital gain	2,331,476
Other temporary differences	(1,594,909)
Unrealized Appreciation, net	24,449,132
Distributable earnings, net	$26,780,598

34	The Community Reinvestment Act Qualified Investment Fund

During the fiscal year ended May 31, 2011, the Fund utilized $7,845,900 of capital loss carryforwards to offset capital gains. As of May 31, 2011, the Fund did not have any capital loss carryforwards outstanding.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2012; should the Fund realize net capital losses in the year ending May 31, 2012, the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through May 31, 2011 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	35

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 1, 2012

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: February 1, 2012